BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Employee Stock Option [Member]
BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,315,000	20,715,000
Warrant [Member]
BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	750,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Description	warrants to purchase up to $1,000,000 of common stock, with the number of shares determined based on a 40% discount of the 20-day average stock price prior to the date of exercise